Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
10.	Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Company’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2023	2024	2025
Lease cost:
Reduction in the carrying amount of ROU assets	2,481	1,910	1,721
Interest of operating lease liabilities	115	90	101
Expenses for short-term lease within 12 months	417	563	573
Total lease cost	3,013	2,563	2,395

(b)	Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	2,356	2,289	1,463
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	2,358	3,889	1,725
Operating lease liability settled through termination of lease:
Operating leases	2,301	144	705

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2023	2024	2025
Weighted-average remaining lease term
Operating leases	1.2 year	2.2 year	1.9 year
Weighted-average discount rate
Operating leases	4.55% per annum	3.94% per annum	3.69% per annum

(d)	Maturities of operating lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2025
2026	1,768
2027	828
2028	141
Total undiscounted lease payments	2,737
Less: imputed interest	(83)
Present value of lease liabilities	2,654